                                                                                                                                                                May 1, 2017

Strategic Funds, Inc.

-Dreyfus Active MidCap Fund

(Class T shares)

Supplement to Statutory Prospectus dated May 1, 2017

The fund’s Class T shares are not currently offered.

4054S0517